S-K 1602(a)(3) Forepart, Sponsor Compensation	Jan. 12, 2026 $ / shares shares
Eagle Equity Partners VI, LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Securities Issued or to be Issued, Shares (in Shares)	395,000
Eagle Equity Partners VI, LLC [Member] | Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.003
Securities Issued or to be Issued, Shares (in Shares)	8,625,000
Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	8,625,000
Sponsor [Member] | Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	1,125,000